STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

14.                               STOCK-BASED COMPENSATION

On August 29, 2003, the Board approved the Incentive Stock Option Plan (the “MID Plan”), which allows for the grant of stock options or stock appreciation rights to directors, officers, employees and consultants. Amendments to the MID Plan were approved by the Company’s shareholders at the May 11, 2007 Annual and Special Meeting, and became effective on June 6, 2007. At December 31, 2011, a maximum of 2.12 million Common Shares are available to be issued under the MID Plan.

MID has granted stock options to certain directors and officers to purchase Common Shares. Except for the options granted on November 12, 2009 and August 18, 2010, as described below, such options have generally been granted with 1/5th of the options vesting on the date of grant and the remaining options vesting over a period of four years at a rate of 1/5th on each anniversary of the date of grant. On November 12, 2009, MID granted to the outside directors and to management an aggregate of 455,000 stock options to acquire Common Shares. The options granted vested 50% on the date of grant, 25% on the first anniversary of the date of grant and 25% on the second anniversary of the date of grant. On August 18, 2010, MID granted to outside directors an aggregate of 95,000 stock options to acquire Common Shares. The options granted vested 50% on the date of grant and 50% on the first anniversary of the date of grant. On December 23, 2010, all the issued and unvested options were fully vested by amendment to the stock option agreements and, as a result, at December 31, 2011, there is no unrecognized compensation expense relating to outstanding options. Options expire on the tenth anniversary of the date of grant, subject to earlier cancellation of the events specified in the stock option agreement entered into by MID with each recipient of options.

A reconciliation of the changes in stock options outstanding is presented below:

	2011		2010		2009
	Number	Weighted Average Exercise Price (Cdn. $)	Number	Weighted Average Exercise Price (Cdn. $)	Number	Weighted Average Exercise Price (Cdn. $)
Outstanding, beginning of year	835,000	22.66	881,544	24.50	494,544	34.83
Granted	—	—	95,000	12.90	455,000	14.54
Exercised	(490,000)	14.22	—	—	—	—
Cancelled or forfeited	(110,000)	31.85	(141,544)	27.55	(68,000)	32.97
Outstanding, end of year	235,000	31.99	835,000	22.66	881,544	24.50

On February 22, 2012, 30,000 stock options were exercised by a former officer of the Company.

The following table provides further detail with respect to options outstanding and exercisable at December 31, 2011:

Options Outstanding and Exercisable
Number	Exercise Price (Cdn. $)	Weighted Average Remaining Life in Years
125,000	31.85	1.7
50,000	35.62	3.0
50,000	32.21	5.7
10,000	14.54	7.9
235,000	31.99	3.1

The Company estimates the fair value of stock options at the date of grant using the Black-Scholes option valuation model. The Black-Scholes option valuation model was developed for use in estimating the fair value of freely traded options, which are fully transferable and have no vesting restrictions. In addition, this model requires the input of subjective assumptions, including expected dividend yields, future stock price volatility and expected time until exercise. Although the assumptions used reflect management’s best estimates, they involve inherent uncertainties based on market conditions outside of the Company’s control. Because the Company’s outstanding stock options have characteristics that are significantly different from those of traded options, and because changes in any of the assumptions can materially affect the fair value estimate, in management’s opinion, the existing model does not necessarily provide the only measure of the fair value of the Company’s stock options.

The weighted average assumptions used in determining the fair value of the stock options granted are shown in the table below:

Years ended December 31,	2011	2010	2009
Risk-free interest rate	—	1.3%	1.4%
Expected dividend yield	—	3.3%	4.3%
Expected volatility of Common Shares	—	58.7%	56.2%
Weighted average expected life (years)	—	2.0	2.0
Weighted average fair value per option granted	—	$3.40	$3.65

Effective November 3, 2003, MID established a Non-Employee Director Share-Based Compensation Plan (the “DSP”), which provides for a deferral of up to 100% of each outside director’s total annual remuneration from the Company, at specified levels elected by each director, until such director ceases to be a director of the Company. The amounts deferred are reflected by notional DSUs whose value reflects the market price of the Company’s Common Shares at the time that the particular payment(s) to the director is determined. The value of a DSU will appreciate or depreciate with changes in the market price of the Common Shares. The DSP also takes into account any dividends paid on the Common Shares. Effective January 1, 2008, the DSP was amended such that directors were required to receive at least 50% of their Board retainer fees in DSUs. Under the DSP, when a director leaves the Board, the director receives a cash payment at an elected date equal to the value of the accrued DSUs at such date. There is no option under the DSP for directors to receive Common Shares in exchange for DSUs.

A reconciliation of the changes in DSUs outstanding is presented below:

Years ended December 31,	2011	2010	2009
Outstanding, beginning of year	156,357	115,939	80,948
Granted	34,281	52,058	80,472
Redeemed	(160,137)	(11,640)	(45,481)
Outstanding, end of year	30,501	156,357	115,939

During the year ended December 31, 2011, 160,137 DSUs were redeemed by the former directors of the Company following completion of the Arrangement for cash proceeds of $4.9 million. During the year ended December 31, 2010, 11,640 DSUs were redeemed by a director, who left the Board in 2009, for cash proceeds of $0.1 million. During the year ended December 31, 2009, 45,481 DSUs were redeemed by five directors, two of which left the Board in 2008 and three of which left the Board in 2009, for aggregate cash proceeds of $0.4 million.

Effective August 7, 2011, MID established an Executive Share Unit Plan (the “Share Plan”). The Share Plan is designed to provide equity-based compensation in the form of share units to executives and other key employees (the “Participants”). The maximum number of Common Shares which may be issued pursuant to the Share Plan is 1.0 million. The Share Plan entitles a Participant to receive, at the discretion of the Compensation Committee of the Board, one Common Share for each share unit or a cash payment equal to the market value of the share unit, which on any date is the volume weighted average trading price of a Common Share on the TSX or New York Stock Exchange over the preceding 5 trading days. The Share Plan also provides for the accrual of dividend equivalent amounts based on dividends paid on the Common Shares. Vesting conditions on share units are determined by the Compensation Committee of the Board at the time they are granted and share units are settled within 60 days following vesting. Shareholder and TSX approval is required prior to any share units being settled with treasury shares. During the year ended December 31, 2011, 38 thousand share units were granted with a weighted average grant date fair value of $25.71 and 26 thousand share units with a weighted average fair value of $24.97 are outstanding at December 31, 2011. During the year ended December 31, 2011, 12 thousand share units were settled for cash in the amount of $0.4 million. At December 31, 2011, unrecognized compensation cost related to the Share Plan was $0.3 million and is expected to be recognized by June 30, 2012.

During the year ended December 31, 2011, the Company recognized stock-based compensation expense of $2.4 million (2010 — $3.4 million; 2009 — $2.7 million), which includes a $1.7 million expense (2010 — $3.0 million expense; 2009 — $1.2 million expense) pertaining to DSUs and $0.7 million expense (2010 and 2009 — nil) pertaining to share units.